Shareholder Report, Average Annual Return (Details) 197191_Pacer Trendpilot Fund of Funds ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® Fund of Funds ETF NAV
Average Annual Return, Percent	16.55%	5.45%	6.51%
Pacer Trendpilot Fund of Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® Fund of Funds Index
Average Annual Return, Percent	17.33%	6.33%	7.49%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	32.45%	12.17%	13.92%
FTSE All-World Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Total Return Index
Average Annual Return, Percent	31.40%	11.16%	13.15%